Borrowings - Terms (Details) - Innovation Credit - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Innovation Credit received				$ 5,500
Stated interest rate	10.00%
Borrowings	$ 5,282	$ 4,640
Interest expense on borrowings and deposits, net	$ 500	$ 400	$ 300